Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2022
Wi-Fi equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment, net	3 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment, net	3 years
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment, net	5 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment, net	5 years